Business Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash paid	$ 9,117	$ 9,117	$ 5,578